Summary of Significant Accounting Policies (Details Textual) $ in Thousands		1 Months Ended	3 Months Ended		12 Months Ended
	Mar. 31, 2021 USD ($)	Mar. 31, 2021 USD ($)	Mar. 31, 2021 USD ($)	Mar. 31, 2020 USD ($)	Dec. 31, 2020 USD ($)	Dec. 31, 2019 USD ($)	Dec. 31, 2018 USD ($)
Summary of Significant Accounting Policies (Textual)
Exchange ratio			0.4047		0.4047
Accumulated deficit	$ (248,814)	$ (248,814)	$ (248,814)		$ (236,219)	$ (186,372)
Net losses	100		(12,595)	$ (7,217)	(49,847)	(18,242)
Cash outflows from operations			$ 7,900	$ 3,900	22,600	10,800
Uninstalled telemedicine equipment					100	200
Capitalized interest costs					$ 100	$ 100
Intangibles assets description			Intangible assets resulting from these acquisitions include hospital contracts relationships, non-compete agreements and trade names. Hospital contracts relationships are amortized over a period of 6 to 17 years using a straight-line method. Non-compete agreements are amortized over a period of 4 to 5 years using the straight-line method. The trade names represented by NeuroCall, JSA Health and Access Physicians are amortized over a period of 2 to 5 years using the straight-line method.		Intangible assets resulting from these acquisitions include hospital contracts relationships, non-compete agreements and trade names. Hospital contracts relationships are amortized over a period of 6 to 10 years using a straight-line method. Non-compete agreements are amortized over a period of 4 to 5 years using the straight-line method. The trade names represented by NeuroCall and JSA Health are amortized over 5 and 4 years, respectively, using the straight-line method.
Client contracts range length			From 1 to 3 years
Consultations represented revenue			72.00%	62.00%	70.00%	62.00%
Variable consultations represented revenue			28.00%	38.00%	30.00%	38.00%
Recognize revenue			$ 300		$ 1,100	$ 1,200
Advertising expenses					900	700
Smaller reporting company, description			(i) the market value of the Class A common stock held by non-affiliates exceeds $250 million as of the end of that year's second fiscal quarter, or (ii) annual revenues exceeded $100 million during such completed fiscal year and the market value of the Class A common stock held by non-affiliates exceeds $700 million as of the end of that year's second fiscal quarter.
Cash and cash equivalents	$ 32,532	32,532	$ 32,532	$ 32,532	$ 38,754	$ 4,541	$ 3,989
Subsequent Event [Member]
Summary of Significant Accounting Policies (Textual)
Cash proceeds from issuance of debt		$ 96,500